EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Components
Earning for continuing operations attributable to equity holders of the Company	$ 456	$ 312	$ 132
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted earnings per share from continued operations	$ 0.33	$ 0.22	$ 0.08
Loss for discontinued operations attributable to equity holders of the Company		$ (39)	$ (499)
Basic and diluted loss per share from discontinued operations		$ (0.03)	$ (0.32)
Earning (Loss) attributable to equity holders of the Company	$ 456	$ 273	$ (367)
Basic and diluted earning (loss) per share	$ 0.33	$ 0.19	$ (0.23)